CONVERTIBLE BONDS (Details)	0 Months Ended	12 Months Ended					0 Months Ended					0 Months Ended				1 Months Ended					12 Months Ended	0 Months Ended			0 Months Ended
	Jun. 10, 2011 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 10, 2011 USD ($)	Jun. 10, 2011 Convertible Promissory Note [Member] USD ($)	Jun. 10, 2011 Convertible Promissory Note [Member] CNY	May 06, 2011 Convertible Promissory Note [Member] individual	May 06, 2011 Convertible Promissory Note [Member] USD ($)	May 06, 2011 Convertible Promissory Note [Member] CNY	Oct. 09, 2013 Convertible Promissory Note [Member] Class A Shares	Jul. 10, 2013 Convertible Bonds [Member]	Jun. 10, 2013 Convertible Bonds [Member] USD ($)	Jun. 10, 2011 Convertible Bonds [Member]	Oct. 31, 2013 Convertible Bonds [Member] USD ($)	Oct. 31, 2013 Convertible Bonds [Member] CNY	Jun. 10, 2013 Convertible Bonds [Member] USD ($)	Jun. 10, 2011 Convertible Bonds [Member] USD ($)	Jun. 10, 2011 Convertible Bonds [Member] CNY	Dec. 31, 2013 Convertible Bonds [Member] Class A Shares	Jun. 10, 2011 Convertible Bonds [Member] Convertible Bonds Issued Upon Extinguishment Of Convertible Promissory Note [Member] CNY	Jun. 10, 2011 Convertible Bonds [Member] Convertible Bonds Issued Upon Extinguishment Of Convertible Promissory Note [Member] USD ($)	Jun. 10, 2011 Convertible Bonds [Member] Convertible Bonds Issued Upon Extinguishment Of Convertible Promissory Note [Member] CNY	Jun. 10, 2011 Convertible Bonds [Member] Convertible Bonds New Issues [Member] USD ($)	Jun. 10, 2011 Convertible Bonds [Member] Convertible Bonds New Issues [Member] CNY	Jun. 10, 2011 Convertible Bonds [Member] Convertible Bonds New Issues [Member] USD ($)	Jun. 10, 2011 Convertible Bonds [Member] Convertible Bonds New Issues [Member] CNY
Long-term borrowing
Number of investors									2
Proceeds from issuance of convertible bonds				130,387,080																					$ 28,000,000	181,603,636
Interest rate (as a percent)																			8.00%	8.00%
Principal amount										7,000,000	45,551,800								35,000,000	227,155,436							28,000,000	181,603,636
Redemption
Redemption internal return rate (as percent)	15.00%
Threshold of payment default on Group indebtedness						2,000,000
Conversion
Conversion period															2 years
Conversion price converted within 12 months	$ 4.67
Conversion price converted between 12 to 24 months	$ 3.89
Extinguishment of debt							7,000,000	45,551,800
Fair value of the CB related to the extinguishment of the 2011 Notes																							8,782,400	57,092,127
Loss on extinguishment							1,782,400	11,540,327
Beneficial conversion features																						327,425			7,341,902	40,145,505
Share Price						$ 4.91
Effective conversion price						$ 3.89
Protective right
Protective right trigger amount						1,000,000
Modification of CB
Payment for redemption of convertible bonds				104,939,300										17,000,000
Unpaid CB																		18,000,000
Interest charge		12,400,098	76,937,649	50,880,171	66,635,720
Number of convertible bonds converted to shares												10,427,373									4,997,425
Extended maturity term of debt													1 month	1 month
Deemed contribution				16,750,848												2,717,000	16,750,848
Deemed distribution				44,163,640												$ 3,448,215	21,124,835